JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 1.0%
Bombardier, Inc., Class A *	5,730	1,402,979
Bombardier, Inc., Class B *	307,626	74,114,638
CAE, Inc. *	1,144,572	29,523,646
		105,041,263
Automobile Components — 0.6%
Magna International, Inc. (a)	906,465	62,166,098
Banks — 29.5%
Bank of Montreal (a)	2,512,276	450,663,085
Bank of Nova Scotia (The)	4,385,641	384,707,546
Canadian Imperial Bank of Commerce	3,296,399	390,436,987
National Bank of Canada	1,377,013	222,732,602
Royal Bank of Canada (a)	4,981,229	1,042,581,161
Toronto-Dominion Bank (The)	5,965,102	715,037,800
		3,206,159,181
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A (a)	172,365	25,156,671
Dollarama, Inc.	970,369	132,190,582
		157,347,253
Capital Markets — 3.7%
Brookfield Asset Management Ltd., Class A	1,394,122	67,436,183
Brookfield Corp.	6,523,567	277,257,996
IGM Financial, Inc.	271,249	16,864,902
TMX Group Ltd.	976,636	35,697,705
		397,256,786
Chemicals — 1.1%
Nutrien Ltd.	1,710,292	118,049,616
Commercial Services & Supplies — 2.4%
GFL Environmental, Inc.	929,104	38,367,750
RB Global, Inc.	634,869	69,634,738
Waste Connections, Inc.	902,987	151,269,727
		259,272,215
Construction & Engineering — 0.8%
Stantec, Inc.	390,378	27,549,378
WSP Global, Inc.	477,660	58,357,762
		85,907,140
Consumer Staples Distribution & Retail — 3.1%
Alimentation Couche-Tard, Inc.	2,450,273	159,075,041
George Weston Ltd.	549,949	41,101,514
Loblaw Cos. Ltd.	1,970,874	92,522,893
Metro, Inc.	750,388	49,877,771
		342,577,219
Containers & Packaging — 0.3%
CCL Industries, Inc., Class B	510,327	33,837,354

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.6%
BCE, Inc. (a)	1,104,712	23,964,256
Quebecor, Inc., Class B	535,783	24,793,126
TELUS Corp.	1,849,631	17,653,859
		66,411,241
Electric Utilities — 1.9%
Emera, Inc. (a)	1,087,820	58,129,326
Fortis, Inc. (a)	1,811,225	103,103,581
Hydro One Ltd. (b)	1,127,418	46,967,373
		208,200,280
Electronic Equipment, Instruments & Components — 1.2%
Celestica, Inc. *	407,025	134,683,944
Food Products — 0.2%
Saputo, Inc.	846,264	23,802,967
Gas Utilities — 0.4%
AltaGas Ltd.	1,104,528	43,949,475
Ground Transportation — 5.2%
Canadian National Railway Co.	1,961,592	249,423,101
Canadian Pacific Kansas City Ltd.	3,158,103	280,520,017
TFI International, Inc.	274,536	37,089,826
		567,032,944
Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International, Inc. (a)	1,151,954	85,197,839
Insurance — 8.3%
Fairfax Financial Holdings Ltd.	65,357	109,447,857
Great-West Lifeco, Inc.	938,249	62,204,132
iA Financial Corp., Inc.	320,279	47,354,730
Intact Financial Corp.	633,742	124,433,773
Manulife Financial Corp.	5,988,319	265,957,657
Power Corp. of Canada	1,887,162	128,965,381
Sun Life Financial, Inc.	1,970,389	163,481,075
		901,844,605
IT Services — 5.1%
CGI, Inc.	659,187	48,249,940
Shopify, Inc., Class A *	4,343,470	508,692,730
		556,942,670
Metals & Mining — 11.7%
Agnico Eagle Mines Ltd.	1,813,171	263,235,412
Alamos Gold, Inc., Class A	1,491,877	41,462,017
Barrick Mining Corp.	5,942,179	218,086,892
First Quantum Minerals Ltd. *	2,416,692	66,991,940
Franco-Nevada Corp.	680,043	144,677,408
Ivanhoe Mines Ltd., Class A * (a)	2,782,699	19,989,142
Kinross Gold Corp.	4,255,624	98,114,468
Lundin Gold, Inc.	351,979	19,707,409

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Lundin Mining Corp.	2,407,660	59,613,995
Pan American Silver Corp.	1,444,361	62,190,413
Teck Resources Ltd., Class B	1,638,857	98,622,518
Wheaton Precious Metals Corp.	1,611,518	175,285,704
		1,267,977,318
Oil, Gas & Consumable Fuels — 17.3%
ARC Resources Ltd.	2,009,736	48,069,657
Cameco Corp.	1,483,272	128,006,739
Canadian Natural Resources Ltd.	7,275,524	346,584,508
Cenovus Energy, Inc.	4,770,519	143,845,517
Enbridge, Inc. (a)	7,748,041	421,600,433
Imperial Oil Ltd.	522,999	67,806,875
Keyera Corp. (a)	814,388	34,600,670
Pembina Pipeline Corp.	2,059,416	100,690,069
Suncor Energy, Inc.	4,200,488	282,080,066
TC Energy Corp.	3,685,415	248,174,324
Tourmaline Oil Corp.	1,304,641	57,616,952
		1,879,075,810
Professional Services — 0.4%
Thomson Reuters Corp. (a)	461,192	45,242,447
Software — 1.5%
Constellation Software, Inc.	73,887	158,277,934
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc. (a)	646,603	35,792,983
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B (a)	1,354,636	45,861,558
Total Common Stocks (Cost $6,583,258,323)		10,787,908,140
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 4.0%
Investment of Cash Collateral from Securities Loaned — 4.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d) (Cost $439,038,401)	439,038,401	439,038,401
Total Investments — 103.2% (Cost $7,022,296,724)		11,226,946,541
Liabilities in Excess of Other Assets — (3.2)%		(352,490,592)
NET ASSETS — 100.0%		10,874,455,949

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $417,950,050.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P/TSX 60 Index	277	09/17/2026	CAD	82,520,056	1,042,299

Abbreviations
CAD	Canadian Dollar

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,787,908,140	$—	$—	$10,787,908,140
Warrants	—	—	— (a)	— (a)
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	439,038,401	—	—	439,038,401
Total Investments in Securities	$11,226,946,541	$—	$— (a)	$11,226,946,541
Appreciation in Other Financial Instruments
Futures Contracts	$1,042,299	$—	$—	$1,042,299

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$380,456,486	$10,239,832,519	$10,181,250,604	$—	$—	$439,038,401	439,038,401	$13,867,185	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.